SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS
Short-term bank loans	Rp 9,650		Rp 8,191
Current maturities of long-term borrowings	10,276		8,858
Total	Rp 19,926	$ 1,294	Rp 17,049